Share-based compensation	12 Months Ended
Dec. 31, 2017
Disclosure of share-based compensation [Abstract]
Disclosure of share-based payment arrangements explanatory [Text block]
Table of Contents

Note 26Share-based compensation

The purpose of the share-based compensation plans is to align the interests of management with those of shareholders by providing incentives to improve the Company’s performance on a long-term basis, thereby increasing shareholder value.

The Company has the following plans:

  performance shares: rights to receive common shares in the future based on performance and service conditions;
  restricted shares: rights to receive common shares in the future based on a service condition; and
  options on its common shares, including the 2012 and 2013 Accelerate! grant.

Since 2013 the Board of Management and other members of the Executive Committee are only granted performance shares. Restricted shares are granted to executives, certain selected employees and new employees. Prior to 2013 options were also granted.

Under the terms of employee stock purchase plans established by the Company in various countries, employees are eligible to purchase a limited number of Philips shares at discounted prices through payroll withholdings.

Share-based compensation costs from continuing operations were EUR 122 million (2016: EUR 95 million; 2015: EUR 82 million). This includes the employee stock purchase plan of EUR 7 million, which is not a share-based compensation that affects equity. The share-based compensation costs for staff belonging to Philips Lighting and the combined businesses of Lumileds and Automotive of EUR 42 million are included in Discontinued operations. In the Consolidated statements of changes in equity EUR 151 million is recognized in 2017 and represent the costs of the share-based compensation plans. The amount recognized as an expense is adjusted for forfeiture. USD-denominated performance shares, restricted shares and options are granted to employees in the United States only.

Performance shares

The performance is measured over a three-year performance period. The performance shares have two performance conditions, relative Total Shareholders’ Return compared to a peer group of 20 companies (2016: 20 companies, 2015: 21 companies) and adjusted Earnings Per Share growth. The performance shares vest three years after the grant date. The number of performance shares that will vest is dependent on achieving the two performance conditions, which are equally weighted, and provided that the grantee is still employed with the Company.

The amount recognized as an expense is adjusted for actual performance of adjusted Earnings Per Share growth since this is a non-market performance condition. It is not adjusted for non-vesting or extra vesting of performance shares due to a relative Total Shareholders’ Return performance that differs from the performance anticipated at the grant date, since this is a market-based performance condition.

The fair value of the performance shares is measured based on Monte-Carlo simulation, which takes into account dividend payments between the grant date and the vesting date by including reinvested dividends, the market conditions expected to impact relative Total Shareholders’ Return performance in relation to selected peers. The following weighted-average assumptions were used for the 2017 grants:

  Risk-free rate: (0.60)%
  Expected share price volatility: 23%

The assumptions were used for these calculations only and do not necessarily represent an indication of Management’s expectation of future developments for other purposes. The Company has based its volatility assumptions on historical experience measured over a ten-year period.

A summary of the status of the Company’s performance share plans as of December 31, 2017 and changes during the year are presented below:

Philips Group
Performance shares
2017
	shares [1] )	weighted average grant-date fair value
EUR-denominated
Outstanding at January 1, 2017 [2] )	7,866,754	25.24
Granted	1,419,518	38.02
Vested/Issued	2,853,745	22.48
Forfeited	557,229	27.80
Adjusted Quantity [3] )	526,142	26.69
Outstanding at December 31, 2017	6,401,440	29.20

USD-denominated
Outstanding at January 1, 2017 [2] )	5,162,084	29.56
Granted	953,897	41.69
Vested/Issued	1,901,252	30.07
Forfeited	441,395	30.83
Adjusted Quantity [3] )	341,279	30.23
Outstanding at December 31, 2017	4,114,615	32.06
1) Excludes dividend declared on outstanding shares between grant date and vesting date that will be issued in shares (EUR-denominated: 402,240 shares and USD-denominated: 258,493 shares)
2)The outstanding number of performance shares as per January 1, 2017 was updated to reflect the adjusted number of shares related to target EPS
3)Adjusted quantity includes the impact from number of shares delivered in relation to the realization of 2014 plan EPS rate, and the performance adjustment on the currently vesting shares based on target EPS (2015, 2016 & 2017 plans)

At December 31, 2017, a total of EUR 103 million of unrecognized compensation costs relate to non-vested performance shares. These costs are expected to be recognized over a weighted-average period of 1.7 years.

Restricted shares

The fair value of restricted shares is equal to the share price at grant date.

The Company issues restricted shares that, in general, have a 3 year cliff-vesting period. For grants up to and including January 2013 the Company granted 20% additional (premium) shares, provided the grantee still holds the shares after three years from the delivery date and the grantee is still with the Company on the respective delivery dates. As of December 31, 2017 all restricted share plans granted before 2013 have vested except their premium shares.

A summary of the status of the Company’s restricted shares as of December 31, 2017 and changes during the year are presented below:

Philips Group
Restricted shares
2017
	shares [1] ) [2] )	weighted average grant-date fair value
EUR-denominated
Outstanding at January 1, 2017	1,666,960	24.40
Granted	754,374	32.84
Vested/Issued	557,603	25.04
Forfeited	133,031	25.51
Outstanding at December 31, 2017	1,730,699	27.79

USD-denominated
Outstanding at January 1, 2017	1,711,903	27.78
Granted	758,368	36.61
Vested/Issued	521,055	28.63
Forfeited	266,590	28.74
Outstanding at December 31, 2017	1,682,625	31.35
1) Excludes dividend declared on outstanding shares between grant date and vesting date that will be issued in shares (EUR-denominated: 83,184 shares and USD-denominated: 79,537 shares).
2) Excludes premium shares on Restricted shares granted before 2013. ( 20% additional (premium) shares that may be received if shares delivered under the plan are not sold for a three-year period).

At December 31, 2017, a total of EUR 40 million of unrecognized compensation costs relate to non-vested restricted shares. These costs are expected to be recognized over a weighted-average period of 1.4 years.

Option plans

The Company granted options that expire after ten years. These options vest after three years, provided that the grantee is still employed with the Company. All outstanding options have vested as of December 31, 2017.

The following tables summarize information about the Company’s options as of December 31, 2017 and changes during the year:

Philips Group
Options on EUR-denominated listed share
2017
	options	weighted average exercise price
Outstanding at January 1, 2017	7,052,065	22.49
Exercised	2,591,755	20.42
Forfeited	60,027	20.55
Expired	1,628,073	30.96
Outstanding at December 31, 2017	2,772,210	19.49

Exercisable at December 31, 2017	2,772,210	19.49

The exercise prices range from EUR 12.63 to EUR 32.04. The weighted average remaining contractual term for options outstanding and options exercisable at December 31, 2017, was 3.0 years. The aggregate intrinsic value of the options outstanding and options exercisable at December 31, 2017, was EUR 33 million.

The total intrinsic value of options exercised during 2017 was EUR 29 million (2016: EUR 20 million, 2015: EUR 21 million).

Philips Group
Options on USD-denominated listed share
2017
	options	weighted average exercise price
Outstanding at January 1, 2017	7,725,221	31.27
Exercised	2,818,363	29.12
Forfeited	122,154	32.82
Expired	1,474,938	41.66
Outstanding at December 31, 2017	3,309,766	28.41

Exercisable at December 31, 2017	3,309,766	28.41

The exercise prices range from USD 16.76 to USD 44.15. The weighted average remaining contractual term for options outstanding and options exercisable at December 31, 2017, was 2.5 years. The aggregate intrinsic value of the options outstanding and options exercisable at December 31, 2017, was USD 31 million.

The total intrinsic value of options exercised during 2017 was USD 22 million (2016: USD 6 million, 2015: USD 8 million).

At December 31, 2017 there were no unrecognized compensation costs related to outstanding options. Cash received from exercises under the Company’s option plans amounted to EUR 128 million in 2017 (2016: EUR 65 million, 2015: EUR 72 million). The actual tax deductions realized as a result of option exercises totaled approximately EUR 5 million in 2017 (2016: EUR 2 million, 2015: EUR 3 million).

The outstanding options as of December 31, 2017 are categorized in exercise price ranges as follows:

Philips Group
Outstanding options
2017
exercise price	options	intrinsic value in millions	weighted average remaining contractual term
EUR-denominated
10-15	1,013,941	17.4	3.7 yrs
15-20	27,042	0.4	4.0 yrs
20-25	1,731,227	15.6	2.6 yrs
Outstanding options	2,772,210	33.4	3.0 yrs

USD-denominated
15-20	993,732	18.8	3.6 yrs
20-25	42,728	0.7	3.4 yrs
25-30	860,950	7.0	3.3 yrs
30-35	834,242	3.8	1.9 yrs
35-40	578,114	0.7	0.3 yrs
Outstanding options	3,309,766	31.1	2.5 yrs

The aggregate intrinsic value in the tables and text above represents the total pre-tax intrinsic value (the difference between the Company’s closing share price on the last trading day of 2017 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders if the options had been exercised on December 31, 2017.

The following table summarizes information about the Company’s Accelerate! options as of December 31, 2017 and changes during the year:

Philips Group
Accelerate! options
2017
	options	weighted average exercise price
EUR-denominated
Outstanding at January 1, 2017	860,300	16.02
Exercised	379,100	15.97
Outstanding at December 31, 2017	481,200	16.06

Exercisable at December 31, 2017	481,200	16.06

USD-denominated
Outstanding at January 1, 2017	257,800	20.02
Exercised	87,000	20.02
Outstanding at December 31, 2017	170,800	20.02

Exercisable at December 31, 2017	170,800	20.02

The exercise prices of the Accelerate! options are EUR 15.24 and EUR 22.43 for EUR-denominated options and is USD 20.02 for USD-denominated options. The weighted average remaining contractual term for EUR-denominated Accelerate! options outstanding and exercisable at December 31, 2017 was 4.2 years. The weighted average remaining contractual term for USD-Accelerate! options outstanding and exercisable at December 31, 2017 was 4.1 years. The aggregate intrinsic value of the EUR-denominated Accelerate! options outstanding and exercisable at December 31, 2017, was EUR 7 million. The aggregate intrinsic value of the USD-denominated Accelerate! options outstanding and exercisable at December 31, 2017 was USD 3 million.

The total intrinsic value of Accelerate! options exercised during 2017 was EUR 6 million for EUR-denominated options (2016: EUR 4 million) and USD 1 million for USD-denominated options (2016: USD 1 million).

Cash received from exercises for EUR-denominated and USD-denominated Accelerate! options amounted to EUR 8 million in 2017 (2016: EUR 9 million). The actual tax deductions realized as a result of Accelerate! USD options exercises totaled approximately EUR 0.3 million in 2017 (2016: EUR 0.3 million).